SUPPLEMENT DATED JULY 1, 2006 TO THE
                    FIRST INVESTORS EQUITY FUNDS PROSPECTUS

                                  TOTAL RETURN
                                     VALUE
                                   BLUE CHIP
                                GROWTH & INCOME
                                 ALL-CAP GROWTH
                              MID-CAP OPPORTUNITY
                               SPECIAL SITUATIONS
                                 FOCUSEDEQUITY
                                     GLOBAL

                             DATED JANUARY 30, 2006



     1. Under the heading "FUND MANAGEMENT" on page 73, the following is added after the third paragraph:

Constance Unger serves as the Assistant Portfolio Manager of the Blue Chip Fund and also serves as Assistant Portfolio Manager for First Investors Life Series Blue Chip Fund. Ms. Unger joined FIMCO in 2005 as an Equity Analyst. Prior to joining FIMCO, Ms. Unger was a Senior Portfolio Manager and Equity Analyst at Evergreen Investment Management Corp. (1998-2002).


EQP0706

                      SUPPLEMENT DATED JULY 1, 2006 TO THE
                   FIRST INVESTORS BLUE CHIP FUND PROSPECTUS

                             DATED JANUARY 30, 2006



     1. Under the heading "Who Manages the Blue Chip Fund?" on page 9, the following is added after the second paragraph:

Constance Unger serves as the Assistant Portfolio Manager of the Blue Chip Fund and also serves as the Assistant Portfolio Manager for the Blue Chip Fund of First Investors Life Series Funds. Ms. Unger joined FIMCO in 2005 as an Equity Analyst. Prior to joining FIMCO, Ms. Unger was a Senior Portfolio Manager and Equity Analyst at Evergreen Investment Management Corp. (1998-2002).


BCSA0706

                      SUPPLEMENT DATED JULY 1, 2006 TO THE
                          FIRST INVESTORS EQUITY FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                                  TOTAL RETURN
                                     VALUE
                                   BLUE CHIP
                                GROWTH & INCOME
                                 ALL-CAP GROWTH
                              MID-CAP OPPORTUNITY
                               SPECIAL SITUATIONS
                                 FOCUSED EQUITY
                                     GLOBAL

                             DATED JANUARY 30, 2006


1. The information regarding the Blue Chip Fund in the section "Portfolio Managers" under the heading "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2005" on page I-17 is amended by adding the following:

     A. OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS FOR FISCAL YEAR ENDED SEPTEMBER 30, 2005

---------------------------------------------------------------------------------------------------------------------------------
NAME OF PORTFOLIO MANAGER    OTHER ACCOUNTS MANAGED     NUMBER OF    TOTAL ASSETS   NUMBER OF ACCOUNTS     TOTAL ASSETS IN THE
 AND FUND COVERED BY THIS                                 OTHER        OF OTHER     WHICH ADVISORY FEE       ACCOUNTS WHICH
           SAI                                          ACCOUNTS       ACCOUNTS         IS BASED ON       ADVISORY FEE IS BASED
                                                                    (in millions)   ACCOUNT PERFORMANCE  ON ACCOUNT PERFORMANCE
                                                                                                              (in millions)
---------------------------------------------------------------------------------------------------------------------------------
FIMCO'S PORTFOLIO MANAGERS:
---------------------------------------------------------------------------------------------------------------------------------
Constance Unger:(1)         Other Registered                1           $166.2             None                    $0
Assistant Portfolio         Investment Companies
Manager                     -----------------------------------------------------------------------------------------------------
                            Other Pooled Investment       None            $0               None                    $0
Blue Chip                   Vehicles
                            -----------------------------------------------------------------------------------------------------
                            Other Accounts                None            $0               None                    $0
---------------------------------------------------------------------------------------------------------------------------------

     (1) Reflects information for Constance Unger as of June 20, 2006.


2. The information regarding the Blue Chip Fund in the section "Portfolio Managers" under the heading "D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2005 on page I-23 is amended by adding the following:

     D.   PORTFOLIO  MANAGER FUND OWNERSHIP FOR FISCAL YEAR ENDED  SEPTEMBER 30,
          2005

-----------------------------------------------------------------------------------------------------------------------------------
FIMCO'S PORTFOLIO MANAGERS:
-----------------------------------------------------------------------------------------------------------------------------------
NAME                                            FUND                           DOLLAR RANGE OF FUND OWNERSHIP (DOLLARS)
-----------------------------------------------------------------------------------------------------------------------------------
Constance Unger(2)                              Blue Chip                                          $1-$10,000
-----------------------------------------------------------------------------------------------------------------------------------

     (2) Reflects information for Constance Unger as of June 20, 2006.


EQSAI0706